Intangible Assets (Tables) - FaZe Clan Inc. [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Intangible Assets (Tables) [Line Items]
Schedule of Intangible assets
		(in thousands)
As of September 30, 2021	Useful Life	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Website Development	3 years	$191	$58	$133
Talent Acquisition	2 years	901	901	—
Intangible assets subject to amortization		1,092	959	133
Content		247	—	247
Intangible Assets, Net		$1,339	$959	$380
		(in thousands)
As of December 31, 2020	Useful Life	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Website Development	3 years	$123	$15	$108
Talent Acquisition	2 years	901	572	329
		$1,024	$587	$437

	Useful Life	(in thousands)
		December 31, 2020	December 31, 2019
Website Development	3 years	$123	$—
Talent Acquisition	2 years	901	901
Subtotal		1,024	901
Less accumulated amortization		(587)	(121)
Intangible Assets, Net		$437	$780

Schedule of estimated future amortization of intangible assets
Years ending December 31,	(in thousands)
2021 (remainder)	$16
2022	63
2023	49
2024	5
Total future amortization of amortizable intangible assets	$133

Years ending December 31,	(in thousands)
2021	$370
2022	41
2023	26
Total future amortization of amortizable intangible assets	$437